Restructuring - Narrative (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020 reporting_unit	Dec. 31, 2020 USD ($) restructuring_plan reporting_unit	Dec. 31, 2019 USD ($) reporting_unit	Dec. 31, 2018 USD ($)
Restructuring Cost and Reserve [Line Items]
Number of restructuring plans | restructuring_plan		3
Restructuring cost incurred to date				$ 14,800
Restructuring costs		$ 45,045	$ 24,855
Number of reporting units | reporting_unit	4	2	4
Segment Reorganization
Restructuring Cost and Reserve [Line Items]
Restructuring costs		$ 16,300
Global Supply Chain Optimization
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost		9,000
Severance and related employee costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs		41,403	$ 7,074
Severance and related employee costs | Segment Reorganization
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost		17,000
Severance and related employee costs | Global Supply Chain Optimization
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost		5,000
Severance and related employee costs | Technology Organization Consolidation
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost		18,000
Restructuring costs		17,500
Other
Restructuring Cost and Reserve [Line Items]
Restructuring costs		3,182	$ 2,281
Other | Global Supply Chain Optimization
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost		$ 4,000